Intangible assets and Goodwill - Additional information (Details) - GBP (£)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	£ 0
Amortisation of intangible assets	1,133,000	£ 6,000
Impairment charge	0
Cost | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	2,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	1,133,000
Amortization | Computer Equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	3,000
Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 1,130,000